SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS (Details) - USD ($)	Sep. 30, 2023	Apr. 04, 2023 [1]
Platform Operator, Crypto-Asset [Line Items]
Investment in Plantify	$ 1,252,178
Convertible loan	1,029,300
Total assets	2,281,478
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Investment in Plantify	1,252,178	$ 929,800
Convertible loan
Total assets	1,252,178
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Investment in Plantify
Convertible loan
Total assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Investment in Plantify
Convertible loan	1,029,300	$ 1,021,300
Total assets	$ 1,029,300

[1]	Relative fair value calculated at inception.